Organization, Principal Activities and Management's Plans (Details Narrative) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 13, 2009	Jul. 01, 2007	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Apr. 30, 2020
Purchase price of assets		$ 1,800,000
Net income loss				$ (3,582,332)	$ 1,691,983	$ 858,605
Cash flow from operating activities				(1,682,104)	2,473,802	$ 4,540,249
Working capital deficiency				7,000,000	4,900,000
Accumulated deficit				$ (174,517,769)	$ (170,935,437)
Subsequent Event [Member]
Proceeds from ordinary shares, convertible notes, and warrants			$ 1,900,000
Short-term bank loan							$ 3,800,000
iASPEC Technology Group Co., Ltd. (iASPEC) [Member]
Net profit received, percentage	95.00%